U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.
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1.   Name and address of issuer:
     Voyageur Equity Trust, Series 1
     90 South Seventh Street, Suite 4400
     Minneapolis, MN 55402
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2.   Name of each series or class of funds for which this notice is filed:

     Minnesota Big Ten Equity Trust, Series 1
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3.   Investment Company Act File Number:

     Securities Act File Number:
       33-62179
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4.   Last day of fiscal year for which this notice is filed:
     January 6, 1997
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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
     N/A
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6.   Date of  termination of issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see instruction A.6):
     N/A
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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
     -0-
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8.   Number and amount of  securities  registered  during the fiscal  year other than pursuant to rule 24f-2.
     -0-
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9.   Number and aggregate sale price of securities sold during the fiscal year:

     7,375,388 units                  $7,416,319
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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     7,375,388 units                  $7,416,319
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11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):
     N/A
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12.   Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the fiscal
            year in reliance on rule 24f-2 (from Item 10):                             $ 7,416,319
                                                                                       -------------
      (ii)  Aggregate price of shares issued in connection with
            dividend reinvestment plans (from Item 11, if applicable):                 +    N/A
      (iii) Aggregate price of shares redeemed or repurchased during                   -------------
            the fiscal year (if applicable):                                           -   1,226,403
                                                                                       -------------
      (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
            rule 24e-2 (if applicable):                                                +      -0-
      (v)   Net aggregate  price of securities sold and issued during the fiscal       --------------
            year in reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if applicable):                       6,189,916
                                                                                       --------------
      (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction
            C.6):                                                                      X 1/33 OF 1%
                                                                                       --------------
      (vii) Fee due [line (i) or line (v) multiplied by line (vii)]:                         1,875.73
                                                                                       ==============

INSTRUCTION:  ISSUERS SHOULD COMPLETE LINES (ii),  (iii),  (iv), AND (v) ONLY IF
     THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
                                                                             [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: January 15, 1997
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*

               /s/KENNETH R. LARSEN - TREASURER
                  -----------------------------
                  Kenneth R. Larsen - Treasurer

      Date /s/JANUARY 15, 1997

*Please print the name and title of the signing officer below the signature.

                               CHAPMAN AND CUTLER
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60603

                                January 15, 1997



Voyageur Fund Managers, Inc.
90 South Seventh Street, Suite 4400
Minneapolis, Minnesota  55402

Re:  Voyageur Equity Trust, Series 1

Ladies/Gentlemen:

     We have served as counsel for Voyageur Fund Managers, Inc. ("Voyageur"), as Sponsor and Depositor of Voyageur Equity Trust, Series 1 in connection with the preparation, execution and delivery of a Trust Indenture and Agreement dated January 3, 1996 relating to such Fund pursuant to which the Depositor has delivered to and deposited $7,416,319 principal amount of Securities listed in Schedule A to the Trust Indenture and Agreement with the Trustee and pursuant to which the Trustee has issued to or on the order of the Depositor a certificate or certificates representing an aggregate of 7,375,388 Units of fractional undivided interest in and ownership of the Fund created under said Trust Indenture and Agreement.

     In connection therewith, we have examined such pertinent records and documents and matters of law as we have deemed necessary in order to enable us to express the opinions hereinafter set forth.

     Based upon the foregoing, we are of the opinion that the certificates evidencing the Units in the fund constitute valid and binding obligations of the Fund in accordance with the terms thereof.

                                   Respectfully submitted,

                                   CHAPMAN AND CUTLER